Accounts Payable and Accrued Liabilities - Components of Accounts Payable and Accrued Liabilities (Detail) - USD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
Payables and Accruals [Abstract]
Trade creditors	$ 111.8	$ 108.4
Accrued interest	12.5	4.8
Other creditors and accruals	69.0	60.3
Total accounts payable and accrued liabilities	$ 193.3	$ 173.5